Share-Based Compensation (Details)	12 Months Ended			12 Months Ended		8 Months Ended	12 Months Ended				0 Months Ended	8 Months Ended	3 Months Ended			12 Months Ended		0 Months Ended				3 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended					12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 Performance Shares	Dec. 31, 2013 Omnibus Plan	May 07, 2013 Omnibus Plan	Dec. 31, 2013 Omnibus Plan Performance Shares		Dec. 31, 2013 Omnibus Plan Performance Shares Minimum	Dec. 31, 2013 Omnibus Plan Performance Shares Minimum	Dec. 31, 2013 Omnibus Plan Performance Shares Maximum	Dec. 31, 2013 Omnibus Plan Restricted Shares		May 07, 2013 Deal Incentive Awards Converted To Omnibus Plan Restricted Shares	Dec. 31, 2013 Deal Incentive Awards Converted To Omnibus Plan Restricted Shares	Jan. 22, 2014 Deal Incentive Awards Converted To Omnibus Plan Restricted Shares Completion of Second Offering	Oct. 23, 2013 Deal Incentive Awards Converted To Omnibus Plan Restricted Shares Completion of Second Offering	Dec. 31, 2013 Deal Incentive Awards Converted To Omnibus Plan Restricted Shares Proportionate vesting	Dec. 31, 2013 2013 Non-Employee Director Incentive Plan USD ($)	May 07, 2013 2013 Non-Employee Director Incentive Plan	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Non-Employee Directors Cliff Vesting, Year One	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Non-Employee Directors Cliff Vesting, Year Two	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Non-Employee Directors Cliff Vesting, Year Three	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Restricted Shares Non-Employee Directors	Jan. 22, 2014 Director Deal Incentive Plan Restricted Shares Completion of Second Offering	Oct. 23, 2013 Director Deal Incentive Plan Restricted Shares Independent Director [Member]	May 07, 2013 Director Deal Incentive Plan Restricted Shares Independent Director [Member]	May 07, 2013 Long-term Sustainable Performance Plan Non-Identified Staff Annual Vesting	May 07, 2013 Long-term Sustainable Performance Plan American Depository Receipts (ADRs)	Dec. 31, 2013 Long-term Sustainable Performance Plan Performance Shares	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Identified Staff Cliff Vesting, Year One	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Identified Staff Cliff Vesting, Year Two	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Identified Staff Cliff Vesting, Year Three	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Common stock	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Performance Shares Common stock	Dec. 31, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Performance Shares Common stock	May 07, 2013 Long-term Sustainable Performance Plan Converted To Omnibus Plan Restricted Shares Common stock	Mar. 31, 2013 Discretionary Bonus Plan Deferred Bonus USD ($)	Mar. 31, 2013 Discretionary Bonus Plan Deferred Bonus EUR (€)	Dec. 31, 2012 Discretionary Bonus Plan DBD Shares Non-Identified Staff Annual Vesting	Dec. 31, 2012 Discretionary Bonus Plan DBD Shares Identified Staff Cliff Vesting, Year One	Dec. 31, 2012 Discretionary Bonus Plan DBD Shares Identified Staff Cliff Vesting, Year Two	Dec. 31, 2012 Discretionary Bonus Plan DBD Shares Identified Staff Cliff Vesting, Year Three	Mar. 31, 2013 Discretionary Bonus Plan Restricted Stock American Depositary Receipts (ADRs)	May 07, 2013 Deferral of Discretionary Bonuses Converted To Omnibus Plan Restricted Shares	May 07, 2013 Equity Compensation Plan Restricted Stock American Depositary Receipts (ADRs)	Dec. 31, 2013 Equity Compensation Plan Converted To Omnibus Plan Restricted Shares	Dec. 31, 2013 Equity Compensation Plan Converted To Omnibus Plan Restricted Shares	Dec. 31, 2013 ING Group Share-based Compensation Plans Stock options	Dec. 31, 2012 ING Group Share-based Compensation Plans Stock options	Dec. 31, 2011 ING Group Share-based Compensation Plans Stock options	Dec. 31, 2012 ING Group Share-based Compensation Plans Restricted Shares	Dec. 31, 2013 Long-term Equity Ownership Plan (LEO) Stock options	Dec. 31, 2013 Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2013 Long-term Equity Ownership Plan (LEO) Performance Shares Minimum	Dec. 31, 2013 Long-term Equity Ownership Plan (LEO) Performance Shares Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved and available for issuance		7,650,000	7,650,000														88,000
Vesting percentage of grant	80.00%						0.00%	150.00%																																												0.00%	200.00%
Award vesting period						1 year		3 years					90 days									90 days																							3 years				3 years	3 years	3 years
Number of stock options outstanding		0																																												16,300,000	19,700,000	23,800,000
Share-based payment award, equity instruments issued											1,993,614													2,564							2,495,458	1,717,746	572,369	777,712								309,272		537,911
Number of awards vested during period				0	[1],[2]				0	[2]		895,544											1,282
Number of awards expected to vest														800,032	219,573								1,282
Maximum fair value of grants per individual per year																$ 250,000
Share-based payment award, grants in period				0	[1]				0	[2]											10,932																				731,015		1,271,322
Share-based payment award, number of participants																					4
Share-based payment award, vesting percentage																		50.00%	25.00%	25.00%					33.33%			50.00%	25.00%	25.00%
Share-based payment award, equity instruments converted																										5,898,279
Percentage of vested shares delivered																											33.33%
Deferral of awards, minimum incentive compensation threshold																																			$ 129,368	€ 100,000
Deferral of awards, vesting rate																																					33.33%	50.00%	25.00%	25.00%
Expiration period																																																		10 years

[1]	Based upon performance through December 31, 2013, recipients of performance awards would be entitled to 0.8 shares at the vesting date. The performance awards are included in the preceding table as if the participants earn shares equal to 100% of the units granted.
[2]	Less than $0.1